OTHER RECEIVABLES - RELATED PARTY (Details Narrative) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
OTHER RECEIVABLES - RELATED PARTY
Other receivables - related party	$ 431,736	$ 10,800	$ 138,230